Earnings (Losses) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic [Abstract]
Net (loss) / income	$ (24,623)	$ (8,956)	$ 80,348
Weighted average common shares outstanding - basic (in shares)	20,553,007	10,773,404	2,672,945
Net (loss) / income per common share - basic (in dollars per share)	$ (1.20)	$ (0.83)	$ 30.06
Diluted [Abstract]
Net (loss) / income	$ (24,623)	$ (8,956)	$ 80,348
Weighted average common shares outstanding - basic (in shares)	20,553,007	10,773,404	2,672,945
Non-vested equity incentive shares (in shares)	0	0	5
Weighted average common shares outstanding - diluted (in shares)	20,553,007	10,773,404	2,672,950
Net (loss) / income per common share - diluted (in dollars per share)	$ (1.20)	$ (0.83)	$ 30.06
Earnings (Losses) per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	40,456,590	17,446,444	15,185
Non-Vested Equity Incentive Plan Shares [Member]
Earnings (Losses) per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	652,700	152,000	0
Convertible Promissory Note Shares [Member]
Earnings (Losses) per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	27,738,890	17,294,444	0
Public Shares Under Warrants [Member]
Earnings (Losses) per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	12,065,000	0	0
Private Shares Under Warrants [Member]
Earnings (Losses) per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	0	0	15,185